Supplement to the
Fidelity® Strategic Dividend & Income® Fund
January 29, 2008 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 24.

Joanna Bewick is co-manager of Fidelity Strategic Dividend & Income Fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned to Fidelity in 2007 as a portfolio manager.

Derek Young is co-manager of Fidelity Strategic Dividend & Income Fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

SDI-08-01 April 18, 2008
1.791404.111

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2008 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 31.

Joanna Bewick is co-manager of the fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned to Fidelity in 2007 as a portfolio manager.

Derek Young is co-manager of the fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ASDI-08-01 April 18, 2008
1.805077.113

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Institutional Class
January 29, 2008 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 28.

Joanna Bewick is co-manager of the fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned to Fidelity in 2007 as a portfolio manager.

Derek Young is co-manager of the fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

ASDII-08-01 April 18, 2008
1.805078.111

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2007
Prospectus

The following information replaces similar information found under the "Fund Management" heading in the "Fund Services" section beginning on page 29.

Derek Young is co-manager of Strategic Real Return Fund, which he has managed since its inception in September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Joanna Bewick is co-manager of Fidelity Strategic Real Return Fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned in Fidelity in 2007 as a portfolio manager.

RRS-08-01 April 18, 2008
1.820982.108

Supplement to the
Fidelity® Advisor Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2007
Prospectus

The following information replaces similar information found under the "Fund Management" heading in the "Fund Services" section on page 35.

Derek Young is co-manager of Advisor Strategic Real Return Fund, which he has managed since its inception in September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Joanna Bewick is co-manager of Advisor Strategic Real Return Fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned in Fidelity in 2007 as a portfolio manager.

ARRS-08-01 April 18, 2008
1.820981.109

Supplement to the
Fidelity® Advisor Strategic Real Return Fund
Institutional Class
November 29, 2007
Prospectus

The following information replaces similar information found under the "Fund Management" heading in the "Fund Services" section beginning on page 32.

Derek Young is co-manager of Advisor Strategic Real Return Fund, which he has managed since its inception in September 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Joanna Bewick is co-manager of Advisor Strategic Real Return Fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned in Fidelity in 2007 as a portfolio manager.

ARRSI-08-01 April 18, 2008
1.820980.107